ACQUISTION AND DIVESTITURE ACTIVITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Acquired percentage interest in joint venture			100.00%
Business acquisition, Cash paid, net of cash acquired	$ 121,000,000
Liabilities assumed	0	2,000,000	10,000,000
Purchase of noncontrolling interests	(74,000,000)	0	(7,000,000)
Gain on sale of power plant		74,000,000
Goodwill			10,000,000
Property, plant and equipment			17,000,000
Cameron LNG [Member]
Gas Volumes Capacity [Line Items]
LNG Vaporization Capability	1.5
LNG Nameplate Capacity	13.5
LNG Expected Export Capacity	12
LNG Expected Export Capacity Per Day	1.7
Willmut Gas [Member]
Business Acquisition [Line Items]
Liabilities assumed			$ 10,000,000